Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Details of Balances with Related Parties
Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive
directors) as disclosed in Note
5
7
, is as follows:

	2020	2019	2018
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	10,746	13,803	15,218
Retirement scheme contributions	1,458	1,785	1,797

	12,204	15,588	17,015

	2020	2019	2018
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 5 7 )	1,590	1,298	878
Senior management	10,614	14,290	16,137

	12,204	15,588	17,015

Details of Significant Transactions with Related Parties
Details of the significant transactions carried out by the Group are as follows:

				2020		2019		2018
	Note			RMB million		RMB million		RMB million
Income received from CSAH and its affiliates
Rental income		(i)		7		7		4
Aviation material sales income		(ii)		7		36		6
Entrusted management income		(iii)		27		27		27
Commission income		(iv)		5		14		—
Others				2		1		9
Purchase of goods and services from CSAH and its affiliates
Cargo handling charges		(v)		—		—		111
Commission expenses		(v)		36		44		14
Transportation expense		(v)		—		—		10
Maintenance material purchase expense and lease charges for maintenance material		(ii)		91		165		98
Software service expenses		(ii)		—		—		5
Air catering supplies expenses		(i)		88		142		135
Repairing charges		(vi)		—		—		1,184
Lease charges for land and buildings		(vii)		350		353		294
Property management fee		(viii)		129		151		106
Acquisition of property		(ix)		—		—		160
Others				7		7		5
Purchase of goods and services from joint ventures and associates
Repairing charges		(vi)		1,773		2,442		786
Repairing charges and maintenance material purchase expenses		(x)		2,331		2,956		2,692
Ground service expenses		(xi)		131		112		123
Air catering supplies		(xii)		18		93		98
Advertising expenses		(xiii)		169		196		105
Property management fee		(xiv)		18		26		28
Commission expenses		(xv)		10		14		—
Others				16		7		7
Income received from joint ventures and associates
Maintenance material sales and handling income		(xvi)		14		7		15
Entrustment income for advertising media business		(xiii)		2		1		1
Repairing income		(xv)		12		4		11
Air catering supplies income		(xv)		8		35		16
Pilot training income		(xv)		15		35		—
Commission income		(xvii)		—		—		20
Ground service income		(xviii)		16		16		13
Labor service income and rental income		(xix)		—		8		22
Others				9		15		13
Income received from other related company
Air tickets income		(xx)		—		—		9
Purchase of goods and services from other related companies
Advertising expenses	(xx)		—		—		10
Computer reservation services	(xxi)		433		685		592
Aviation supplies expenses	(xxii)		—		53		48
Canteen service	(xxii)		—		24		19
Others			—		9		3
Acquisition from CSAH and its affiliates
Equity transaction	(vi)		—		—		1,602
Aircraft related transactions with CSAH and its affiliates
Payment of lease charges on aircraft	(xxiii)		4,670		2,696		1,542
Consideration of disposal of aircraft	(xxiii)		—		—		481

(i)	Shenzhen Air Catering Co., Ltd. (“SACC”) is an associate of CSAH.

Air catering supplies expenses are payable by the Group in respect of certain in-flight meals and related services with SACC.

In addition, the Group leased certain equipment to SACC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”) is an associate of CSAH.

The Group purchases software service, as well as purchases and leases maintenance materials from CASC, and CASC also purchases maintenance materials from the Group.

(iii)	The Group provides entrusted management service to CSAH.

(iv)	Southern Airlines Insurance Brokerage Co., Ltd. (“SAIB”), is a wholly-owned subsidiary of CSAH. The Group provides certain website resources to SAIB for the sales of air insurance.

(v)
China Southern Airlines Group Ground Services Co., Ltd. (“GSC”), is a wholly-owned subsidiary of CSAH. GSC entered into liquidation at the year end of 2018 and has no transaction with the Group this year.

Commission is earned by Shenzhen Baiyun Air Service Co.,Ltd., the subsidiary of GSC, in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

(vi)	MTU, a former joint venture of CSAH, provides comprehensive maintenance services to the Group. MTU became a joint venture of the Group on August 28, 2018.

(vii)	The Group leases certain land and buildings in the PRC from CSAH and its affiliates. The amount represents rental expenses for land and buildings paid or payable to CSAH and its affiliates.

(viii)
China Southern Airlines Group Property Management Co., Ltd., a wholly-owned subsidiary of CSAH, and COHL&CSAH Construction Development Co.,Ltd., a joint venture of CSAH, both provide property management services to the Group.

(ix)	The Group acquires properties from COHL&CSAH Construction Development Co.,Ltd.

(x)
GAMECO, a joint venture of the Group, and Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”), a former joint venture of the Group, both provide comprehensive maintenance services and leases maintenance materials to the Group. Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Group on April 23, 2019.

The Group also purchases maintenance material from GAMECO.

(xi)	Beijing Aviation Ground Services Co.,Ltd. and Shenyang Konggang Logistic Co., Ltd., associates of the Group provide ground services to the Group.

(xii)	Beijing Airport Inflight Kitchen Co.,Ltd. is an associate of the Group and provides air catering related services to the Group.

(xiii)	SACM, an associate of the Group, provides advertising services to the Group. The Group provides certain media resources to SACM.

(xiv)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group.

(xv)	The Group provides repairing service and air catering supplies service to Sichuan Airlines.

Commission is earned by Sichuan Airlines in connection with the air tickets sold on behalf of the Group.

In addition, the Group provides pilot training service and ground services to Sichuan Airlines.

(xvi)	The Group imports and sells maintenance materials to GAMECO and MTU, and earns maintenance materials sales and handling income.

(xvii)	The Group provides certain website resources to SA Finance for the sales of air insurance.

(xviii)	The Group provides ground services to Shenyang Konggang Logistic Co.,Ltd. and Sichuan Airlines, which are associates of the Group.

(xix)
The Group provides labor service to Shenyang Aircraft Maintenance, and the charge rates are determined by reference to prevailing market price. In addition, the Group leases certain property and equipment to Shenyang Aircraft Maintenance.

(xx)
Phoenix Satellite Television Holdings Ltd. (“the Phoenix Group”) was a related party of the Group as the board chairman of the Phoenix Group was appointed as a non-executive
director of the Group and resigned on December 20, 2017. The transaction incurred in the year before December 20, 2018 was deemed to be the related party transaction. It provides advertising services to the Group.

In addition, the Group sells tickets to the Phoenix Group on market price.

(xxi)
China Travel Sky Holding Company is a related party of the Group as a key management personnel of the Group was appointed as the director of China Travel Sky Holding Company. It provides computer reservation services.

(xxii)	The chairman of Pearl Aviation Services is the key management personnel of the Company. The Group purchases aviation supplies and canteen services from Pearl Aviation Services.

In December 2019, Pearl Aviation Services became a wholly-owned subsidiary of the Group.

(xxiii)
China Southern Airlines International Finance Leasing Co., Ltd. (“CSA International”), originally a wholly owned subsidiary of CSAH, and became a joint venture of CSAH in 2019, provides aircraft and engines lease services to the Group. Also, the Group disposed aircraft to CSA International.

Details of Balances with Related Parties
(i)	Loans from related parties
At
December 31, 2020
, loans from SA Finance to the Group amounted to RMB1,686 million (
December 31,
2019: RMB76 million).
The unsecured loans are repayable as follows:

	2020	2019
	RMB million	RMB million
Within 1 year	1,515	23
After 1 year but within 2 years	111	—
After 2 years but within 5 years	60	53

	1,686	76

Interest expense paid on such loans amounted to RMB27 million (2019: RMB9 million) and the interest rates range from 3.00% to 4.28% per annum during the year ended
December 31,
2020 (2019:
4.28
% to
4.35
%).

(ii)	Entrusted loans from CSAH
In 2019, CSAH, SA Finance and the Group entered into an entrusted loan agreement, pursuant to which, CSAH, as the lender, entrusted SA Finance to lend RMB5,520 million. These loans were settled in May and June 2020. The interest rate is 90% of benchmark interest rate stipulated by PBOC per annum.
The unsecured entrusted loans are repayable as follows:

		2020	2019
	Note	RMB million	RMB million
Within 1 year	3 5 (e)	—	4,720
After 1 year but within 2 years		—	—
After 2 years but within 5 years	3 5 (e)	—	800

		—	5,520

Interest expense paid on such loans amounted to RMB89 million (2019: RMB86 million) at interest rates 3.92% per annum during the year ended
December 31,
2020 (2019: 3.92% per annum).

(iii)	Convertible bonds subscribed by CSAH
In October 2020, the Group issued a total of 160,000,000 A share convertible bonds with par value of RMB100
each at par (Note 27 (iii)), among which, CSAH subscribed for
101,027,580
A share convertible bonds.

(iv)	Deposits placed with SA Finance
As at December 31, 2020, the Group’s deposits with SA Finance are presented in the table below. The applicable interest rates are determined in accordance with the rates published by the PBOC.

	2020	2019
	RMB million	RMB million
Deposits placed with SA Finance	9,092	711

Interest income received on such deposits amounted to RMB91 million during the year ended
December 31,
2020 (2019: RMB40 million).

Southern Airlines Group Finance Co., Ltd [member]
Statement [LineItems]
Details of Balances with Related Parties
Details of amounts due from/to CSAH and its affiliates, associates, joint ventures and other related company of the Group:

		2020	2019
	Note	RMB million	RMB million
Receivables:
CSAH and its affiliates		10	18
Associates		57	35
Joint ventures		18	20

	4 1 (a)	85	73

		2020	2019
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
CSAH and its affiliates		639	160
Associates		495	353

Joint ventures		88	—

	30&4 1 (b)	1,222	513

		2020	2019
	Note	RMB million	RMB million
Payables:
CSAH and its affiliates		225	116
Associates		13	1
Joint ventures		119	53

	4 1 (c)	357	170

	2020	2019
	RMB million	RMB million
Accrued expenses:
CSAH and its affiliates	47	55
Associates	73	169
Joint ventures	1,927	2,092
Other related companies	459	274

	2,506	2,590

Lease liabilities:
The CSAH and its affiliates	26,789	23,734